CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues:
Products	$ 77,240	$ 66,318	$ 77,127
Services	39,946	30,227	27,625
Total revenues	117,186	96,545	104,752
Cost of revenues:
Products	27,389	20,572	26,857
Services	7,350	6,246	4,180
Expenses related to settlement of OCS grants (See note 11a)			15,886
Total cost of revenues	34,739	26,818	46,923
Gross profit	82,447	69,727	57,829
Operating expenses:
Research and development (net of grant participations of $984 $1,051 and $2,855 for the years ended December 31, 2014, 2013 and 2012, respectively)	29,014	27,022	22,060
Sales and marketing	44,599	39,817	34,127
General and administrative	11,941	9,952	10,664
Total operating expenses	85,554	76,791	66,851
Operating loss	(3,107)	(7,064)	(9,022)
Financial income, net	660	727	1,358
Loss before income tax expense (benefit)	(2,447)	(6,337)	(7,664)
Income tax expense (benefit)	50	120	(926)
Net loss	(2,497)	(6,457)	(6,738)
Unrealized gain (loss) on available-for-sale marketable securities	(205)	(20)	15
Unrealized gain (loss) on foreign currency cash flow hedges transactions	(1,781)	(1,374)	2,555
Total comprehensive loss	$ (4,483)	$ (7,851)	$ (4,168)
Net loss per share:
Basic and diluted	$ (0.08)	$ (0.20)	$ (0.21)
Weighted average number of shares used in per share computations of net loss:
Basic and diluted	33,143,168	32,680,766	31,959,921